Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of property and equipment [Abstract]
Leasehold improvement	$ 117,837	$ 117,837
Less: accumulated depreciation	(35,972)	(9,516)
Total	$ 81,865	$ 108,321